ACCOUNTING POLICIES (Related Party) (Details) (Frontline Charterers [Member], USD $)	12 Months Ended		24 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2014
Frontline Charterers [Member]
Related Party Transaction [Line Items]
Profit sharing percentage of earnings from Frontline for use of fleet		20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)			25.00%
Compensation payment received		$ 106,000,000
Non-refundable advance relating to the profit sharing agreement		50,000,000
Period of temporary reduction in daily time charter rates	4 years
Agreed Temporary Reduction in Daily Time Charter Rates			6,500
Maximum daily amount to which temporary earnings-related 100% payment applies			$ 6,500